Derivatives (Undesignated Derivative Liabilities) (Details) (Not Designated as Hedging Instrument [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013 contract
Derivatives Fair Value [Line Items]
Quantity	1
Swap Contract Notional Amount	$ 370
Fair Market Value of Derivative Liability	(35)
Credit Risk Adjustment
Fair Market Value of Derivative Assets	(35)
Gain Recognized into Earnings	1,397
Cross Currency Interest Rate Contract [Member]
Derivatives Fair Value [Line Items]
Quantity	1
Maturity Dates	Jan. 23, 2014
Contracted Fixed Conversion Rate to U.S. Dollar	0.7803
Swap Contract Notional Amount	370
Fair Market Value of Derivative Liability	(35)
Credit Risk Adjustment
Fair Market Value of Derivative Assets	(35)
Gain Recognized into Earnings	$ 1,397